ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
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ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:- ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	December 31,
	2023	2022

Accrued products and licenses costs	$73.9	$84.4
Marketing expenses payable	4.7	8.7
Income tax payable	40.7	34.3
Legal accrual	27.8	32.0
Other accrued expenses	65.1	63.1

	$212.2	$222.5